FAIR VALUE MEASUREMENTS (Summary of Reconciliation of Fair Value Measurement Using Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liability Classified Warrant [Member]
Fair value measurements
Balance at beginning of period
Initial recognition	$ (6,656)
Earnings
Other comprehensive income
Balance at end of period	$ (6,656)
Convertible debt [Member]
Fair value measurements
Balance at beginning of period	5,000
Initial recognition	$ 1,500	$ 5,000
Earnings
Other comprehensive income
Balance at end of period	$ 6,500	$ 5,000
Convertible redeemable preferred shares [Member]
Fair value measurements
Balance at beginning of period	51,492
Initial recognition	131,457	$ 51,492
Earnings	695
Other comprehensive income	35,634
Balance at end of period	219,278	$ 51,492
Written put option [Member]
Fair value measurements
Balance at beginning of period	$ (730)
Initial recognition		$ (730)
Earnings	$ (6,270)
Other comprehensive income
Balance at end of period	$ (7,000)	$ (730)